Acquisitions (Tables)	12 Months Ended
Dec. 31, 2024
Business Combination [Abstract]
Summary of Assets Recognized and Liabilities Assumed

The following table summarizes the amounts recognized for assets acquired and liabilities assumed as of the acquisition date:

	USD	RMB
	in thousands
Net assets acquired:
IPR&D	113,645	829,527
Property, plant and equipment	10,766	78,585
Right-of-use assets	2,809	20,504
Cash and cash equivalents	10,188	74,368
Intangible assets	80	584
Other current and non-current assets	693	5,056
Other current and non-current liabilities	(42,800)	(312,410)
Goodwill	27,508	200,786
Total consideration	122,889	897,000